Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventories	The Company had the following inventories at the end of each reporting period:
	June 30,	December 31,
	2024	2023
	$	$
Raw materials	767	889
Work in progress	2,080	2,576
Finished goods	208	544
	3,055	4,009